Significant accounting policies - Summary of subsidiaries (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cannahealth Ltd. ("Cannahealth")
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Bophelo Holdings Ltd. ("Bophelo H")
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Bophelo Bio Science and Wellness (Pty) Ltd. ("Bophelo")
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Canmart Ltd. ("Canmart")
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%